State Street Treasury Obligations Money Market Fund Average Annual Total Returns - State Street Treasury Obligations Money Market Fund		12 Months Ended	60 Months Ended	99 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		4.27%	3.24%	2.52%
Performance Inception Date	Oct. 05, 2017